Related Party Transactions - Additional Information (Detail) - USD ($)						1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 29, 2018	Feb. 28, 2018	Feb. 20, 2018	Feb. 15, 2018	Dec. 08, 2017	Feb. 28, 2018	Dec. 31, 2017	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Proceeds from issuance of shares							$ 25,000
Proceeds from sale of private placement units				$ 6,000,000							$ 6,000,000
Repayment of loan											325,000
Related party accrued expenses								$ 80,000		$ 50,000	105,000
Sponsor [Member]
Related Party Transaction [Line Items]
Proceeds from issuance of shares								25,000		25,000
Proceeds from sale of private placement units								6,000,000		6,000,000	6,000,000
Related party accrued expenses								1,000,000		387,000	0
Sponsor [Member] | Related Party Loans [Member]
Related Party Transaction [Line Items]
Loan from related party								300,000		300,000	300,000
Repayment of loan				$ 300,000
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Repayment of loan			$ 25,000
Loans convertible in to warrants								$ 1,500,000		$ 1,500,000	$ 1,500,000
Purchase price of private placement warrants								$ 1.50		$ 1.50	$ 1.50
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Related party accrued expenses								$ 80,000		$ 50,000	$ 105,000
Office space, utilities and secretarial and administrative support expenses								10,000			10,000
Related party transaction expense								$ 30,000	$ 30,000	$ 120,000	$ 105,000
Private Placement [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Number of warrants purchased								4,000,000		4,000,000	4,000,000
Price per warrant								$ 1.50		$ 1.50	$ 1.50
Class B Ordinary Shares [Member]
Related Party Transaction [Line Items]
Repurchase of shares surrendered by sponsor						2,875,000
Common stock shares outstanding							5,750,000	5,000,000		5,000,000	5,000,000
Maximum number of founder shares agreed to forfeit by sponsor										750,000	750,000
Class B Ordinary Shares [Member] | Founder [Member]
Related Party Transaction [Line Items]
Number of founder shares purchased by sponsor					8,625,000
Closing price of common stock					$ 0.0001
Proceeds from issuance of shares					$ 25,000
Repurchase of shares surrendered by sponsor		2,875,000
Consideration for surrender of shares		$ 0
Common stock shares outstanding		8,625,000				8,625,000
Class A Ordinary Shares [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding							0	1,068,674		965,091	833,372
Founder shares, earliest period to transfer, assign or sell								1 year		1 year	1 year
Founder shares, threshold trading days								20 days		20 days	20 days
Founder shares, threshold consecutive trading days								30 days		30 days	30 days
Founder shares, commencement period								150 days		150 days	150 days
Period to complete initial business combination											30 days
Class A Ordinary Shares [Member] | Founder [Member]
Related Party Transaction [Line Items]
Closing price of common stock								$ 12.00		$ 12.00	$ 12.00
Maximum number of founder shares agreed to forfeit by sponsor								750,000		750,000	750,000
Founder shares forfeited by sponsor	750,000
Sale of stock, description of transaction								(A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.		(A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.	(A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Class A Ordinary Shares [Member] | Private Placement [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Number of shares of common stock converted from each warrant								1		1	1
Warrant exercise price								$ 11.50		$ 11.50	$ 11.50
Period to complete initial business combination								30 days		30 days